Supplementary Data (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended																	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Supplementary Data [Abstract]
Revenues	$ 12,773	$ 14,617		$ 18,528		$ 17,296		$ 12,719		$ 13,852		$ 17,553		$ 16,165		$ 12,087		$ 63,160		$ 59,657		$ 58,874
Expenses	14,036	14,394		15,938		14,843		13,119		13,444		15,081		14,400		13,562		58,294		56,487		55,266
EARNINGS BEFORE NET GAINS (LOSSES) ON DISPOSITIONS OF ASSETS, OTHER INCOME, INTEREST EXPENSE, AND INCOME TAXES	(1,263)	223		2,590		2,453		(400)		408		2,472		1,765		(1,475)		4,866		3,170		3,608
Net gain (loss) on dispositions of assets	(29)	(4)		13		(3)		(3)				1,141		1		(2)		3		1,140		(30)
Other income (loss)	(297)	1,333		(1,137)		872		(1,212)				2		20		85		(144)		107		122
Interest expense		1,606		1,431		1,480		1,528										6,045
Impairment recoveries (losses)						(2,736)		266		(1,722)				(2,801)				(2,470)		(4,523)		(2,147)
Termination cost																				540
LOSS FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	(3,190)	(54)		35		(894)		(2,877)		(2,874)		2,207		(2,566)		(3,141)		(3,790)		(6,374)		(4,952)
Income tax expense (benefit)		6,085		318		398		(363)		(153)		294		176		(507)		6,438		(190)		(70)
LOSS FROM CONTINUING OPERATIONS	(3,190)	(6,139)		(283)		(1,292)		(2,514)		(2,721)		1,913		(2,742)		(2,634)		(10,228)		(6,184)		(4,882)
Gain (loss) from discontinued operations	(875)	(284)		(1,983)		3,732		(1,457)		(5,529)		(3,317)		(1,370)		(1,077)		8		(11,293)		(5,720)
NET LOSS	(4,065)	(6,423)		(2,266)		2,440		(3,971)		(8,250)		(1,404)		(4,112)		(3,711)		(10,220)		(17,477)		(10,602)
Loss attributable to noncontrolling interest	7	11		1		(8)		6		26		(8)		3		11		10		32		17
LOSS ATTRIBUTABLE TO CONTROLLING INTERESTS	(4,058)	(6,412)		(2,265)		2,432		(3,965)		(8,224)		(1,412)		(4,109)		(3,700)		(10,210)		(17,445)		(10,585)
Preferred stock dividends	(837)	(838)		(837)		(837)		(657)		(368)		(369)		(369)		(368)		(3,169)		(1,474)		(1,474)
NET LOSS ATTRIBUTABLE TO COMMON SHAREHOLDERS	(4,895)	(7,250)		(3,102)		1,595		(4,622)		(8,592)		(1,781)		(4,478)		(4,068)		(13,379)		(18,919)		(12,059)
EPS from continuing operations	$ (1.39)	$ (2.41)		$ (0.39)		$ (0.74)		$ (1.10)		$ (1.07)		$ 0.53		$ (1.08)		$ (1.04)		$ (4.64)		$ (2.66)		$ (2.25)
EPS from discontinued operations	$ (0.31)	$ (0.10)	[1]	$ (0.69)	[1]	$ 1.29	[1]	$ (0.50)	[1]	$ (1.92)	[1]	$ (1.15)	[1]	$ (0.48)	[1]	$ (0.38)	[1]	$ 0.00	[1]	$ (3.93)	[1]	$ (2.03)
EPS Basic and Diluted	$ (1.70)	$ (2.51)	[1]	$ (1.08)	[1]	$ 0.55	[1]	$ (1.60)	[1]	$ (2.99)	[1]	$ (0.62)	[1]	$ (1.56)	[1]	$ (1.42)	[1]	$ (4.64)	[1]	$ (6.59)	[1]	$ (4.28)
Deferred tax asset valuation allowance		$ 6,337																$ 6,337

[1]	Quarterly EPS data does not add to total year, due to rounding